Accruals and Other Payables	12 Months Ended
Nov. 30, 2023
Accruals and Other Payables [Abstract]
ACCRUALS AND OTHER PAYABLES
8.	ACCRUALS AND OTHER PAYABLES

Accruals and other payables consist of the following:

	As of November 30,
	2022	2023	2023
	HK$	HK$	US$
Accrued staff salaries and reimbursements	227,741	88,036	11,273
Accrued professional fee	6,000	6,000	768
Other accrued expenses	56,904	56,904	7,287
Total	290,645	150,940	19,328